BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Hetu) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Oct. 01, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 319,280		$ 320,424	$ 76,020
Hetu [Member]
Business Acquisition [Line Items]
Fair value of previous held 18.18% of equity interests			$ 2,094
Cash consideration (paid)			6,137
Cash consideration (Contingent)	[1]		3,273
Total			11,504
Cash			770
Other current assets			2,446
Fixed assets			17
Identifiable intangible assets acquired			4,874
Goodwill			6,766
Liability assumed			(3,369)
Total			$ 11,504

[1]	According to the share purchase agreement, there is part of contingent consideration, which will be paid based upon the financial performance of Hetu for the years 2015 and 2016.